Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of trade and other payables
(€ million)	December 31, 2024	December 31, 2023
Trade payables	15,170	14,231
Down payments and advances from joint ventures in exploration & production activities	767	717
Payables for purchase of non-current assets	1,939	2,335
Payables due to partners in exploration & production activities	1,377	1,215
Other payables	2,839	2,156
	22,092	20,654